RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
(1)	Related party relationships

Name of related parties	Relationship
Jinong	Being an equity investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Xinjiang Jinbo Seed Limited	Being the non-controlling interest of Xinjiang Origin

Schedule Of Amounts Due From Related Parties [Table Text Block]
(2)	Due from related parties

	September 30,
	2011	2012
	RMB	RMB

Jinong	3,505	-
Henan Agriculture University (note (i))	24	2,082
Non-controlling interests of Denong	7	-
Xinjiang Jinbo Seed Limited	1,447	-
Non-controlling interests of Kunfeng	200	-

	5,183	2,082

Note (i): The balance as of September 30, 2012 represented the research funding from Origin to SK Wu Research Institute (through Henan Agriculture University), which is jointly sponsored by the provincial government of Henan Province and Origin.

Schedule Of Amounts Due To Related Parties [Table Text Block]
(3)	Due to related parties

	September 30,
	2011	2012
	RMB	RMB

Non-controlling interests of Denong	113	-
Xinjiang Jinbo Seed Limited	-	950
Companies controlled by the Company’s directors	1,385	1,366
Ex-shareholders of State Harvest	140	156
Liyu	90	297

	1,728	2,769

Schedule of Related Party Transactions [Table Text Block]
(4)	Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB
Jinong	-	2,000	8,319

(b)	Purchases from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Biocentury	116	-	-
Liyu	240	90	-
Xinjiang Jinbo Seed Limited	-	-	2,788
Jinong	6	-	25,984

	362	90	28,772

(c)	Technology usage fees charged by

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	5,471	5,953	9,541
Henan Agriculture University	68	-	-
Non-controlling interests of Denong	599	602	-
Biocentury	306	-	-

	6,444	6,555	9,541

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Purchases of plant and equipment from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	150	-	-

(e)	Rental expense paid for plant and equipment

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	935	468	-

(f)	Research & Development expenses

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Holding company of Jinong	5,000	5,000	-

(g)	Dividend received from

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Liyu	1,200	2,467	2,100

(h)	Dividend paid to

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Jinong	5,025	10,050	-